PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property plant and equipment	$ 11,434,100	$ 10,964,535	$ 11,289,345
Less: Accumulated depreciation	(1,418,032)	(1,275,030)	(957,255)
Total	10,016,068	9,689,505	10,332,090
Land [Member]
Property plant and equipment	3,465,629	3,322,780	3,551,018
Vehicles [Member]
Property plant and equipment	277,896	265,261	285,388
Leasehold Improvements [Member]
Property plant and equipment	11,434,100	10,964,535	3,639
Furniture, fixtures and equipment [Member]
Property plant and equipment	2,973,291	2,846,657	2,661,337
Building And Improvements [Member]
Property plant and equipment	$ 4,713,642	$ 4,526,432	$ 4,787,963